COMMITMENTS AND CONTINGENCIES - Repurchase commitment (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Repurchase obligation under floor financing programs
COMMITMENTS AND CONTINGENCIES
Purchase obligation	$ 90,183